Employee Benefit Plans and Other Postretirement Benefits - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended		12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Pension Plans	Dec. 31, 2012 Pension Plans	Dec. 31, 2013 Postretirement Plans	Dec. 31, 2012 Postretirement Plans	Dec. 31, 2013 Employee Stock Ownership Plan	Dec. 31, 2012 Employee Stock Ownership Plan	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Boise Inc.	Oct. 25, 2013 Boise Inc. Pension Plans	Dec. 31, 2014 Scenario, Forecast Pension Plans	Dec. 31, 2013 Matching Contributions	Dec. 31, 2012 Matching Contributions	Dec. 31, 2011 Matching Contributions	Dec. 31, 2013 Service Related Contributions	Dec. 31, 2012 Service Related Contributions	Dec. 31, 2011 Service Related Contributions
Defined Contribution And Defined Benefit Plans [Line Items]
Net underfunded status of acquired benefit plans												$ 67,800,000
Number of employees continuing to accrue pension benefits												300
Minimum retirement age for medical benefit plan coverage, years					58
Minimum service period for medical benefit plan coverage, years					10
Employee age after which minimum service period to be completed for medical benefit plan coverage, years					48
Company contributions			30,146,000	35,984,000	1,289,000	1,192,000
Expected pension contributions in next fiscal year													5,000,000
Company's contribution to defined contribution plans														15,000,000	10,800,000	10,400,000	5,300,000	4,300,000	3,900,000
Company's common stock							2,100	2,100
Company's contribution to pension plan, percentage									3.00%	5.00%
Deferred compensation liability	12,000,000	3,400,000
Increase in other long-term liabilities	$ 8,600,000										$ 7,900,000